Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Loss before income tax	$ (3,679,409)	$ (19,949,316)	$ (14,419,972)
Less: net income from discontinued operation		(8,248,013)	(3,193,385)
Loss before income tax from continuing operation	(3,679,409)	(11,701,303)	(11,226,587)
Adjustments for:
Interest income	(33,959)	(17,925)	(1,485)
Finance costs	4,241	8,464	1,941,894
Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts	(5,865,294)	(5,692,056)	(122,711)
Interest income on trading of digital assets	(729,407)
Cost of income	6,652,534	2,342,788	75,785
Depreciation of property and equipment	3,833	2,888	47
Depreciation of right of use assets	85,631	96,457	9,725
Share-based compensation	753,685	1,045,315	1,468,800
Share purchase warrants expenses	6,047,848	10,176,995	6,063,086
Unrealized gain on change in fair value of financial asset at fair value through profit or loss	(733,915)
Impairment on goodwill			78,958
Changes in assets and liabilities
Decrease in other receivables and prepayments	121,501	196,517	117,171
Increase in financial assets at fair value through profit or loss	(18,550,538)
Increase in accounts and other payables	3,806,622	339,219	1,198,249
Increase in payable to customers	517,479	2,437,000
Net cash used in operating activities – continuing operation	(11,599,148)	(765,641)	(397,068)
Net cash used in operating activities – discontinued operation		(374,683)	(4,397,911)
Net cash used in operating activities	(11,599,148)	(1,140,324)	(4,794,979)
Cash flows from investing activities
Disposal of property and equipment			4,463
Purchase of property and equipment	(1,281)	(3,160)
Interest received	33,959	17,925	1,485
Disposal of subsidiaries		(70,736)
Net cash generated from (used in) investing activities – continuing operation	32,678	(55,971)	5,948
Net cash generated from investing activities – discontinued operation		35,548	342,158
Net cash generated from (used in) investing activities	32,678	(20,423)	348,106
Cash flows from financing activities
Proceeds from shares issued on private placement	4,838,696	3,300,000	4,011,473
Proceeds from issuance of convertible debentures, net			1,793,439
Proceeds from issuance of notes	5,000,000
Repurchase of shares	(82,127)	(353,816)
Increase in related party payable			(292,385)
Payment of principal portion of lease liabilities	(97,715)	(211,170)	(97,669)
Interest paid		(13,139)	(11,550)
Net cash generated from financing activities – continuing operation	9,733,969	2,721,875	5,403,308
Net cash (used in) generated from by financing activities – discontinued operation		(126,787)	3,591,469
Net cash generated from financing activities	9,733,969	2,595,088	8,994,777
Net (decrease)/increase of cash and cash equivalents	(1,832,500)	1,434,341	4,547,904
Effect of foreign currency translation on cash and cash equivalents	(35,202)	26,783	(243,451)
Cash and cash equivalents – beginning of year	6,748,115	5,286,991	982,538
Cash and cash equivalents – end of year	$ 4,880,413	$ 6,748,115	$ 5,286,991